Income Taxes - Schedule of Federal and State Income Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
Federal			$ 0	$ 0
State			6,000	5,000
Foreign			0	0
Total current tax expense			6,000	5,000
Deferred
Federal			0	0
State			0	0
Foreign			0	0
Total deferred tax expense			0	0
Total tax expense	$ 0	$ 0	$ 6,000	$ 5,000